UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 28, 2013

Moody’s Rating	Percentage of Fund Investments
Aaa	6.74%
B1	13.14%
B2	9.29%
B3	16.27%
Ba1	2.91%
Ba2	4.73%
Ba3	13.20%
Baa1	0.35%
Baa2	0.40%
Baa3	1.34%
Ca	0.15%
Caa	0.55%
Caa1	14.25%
Caa2	5.35%
Caa3	0.86%
Withdrawn Rating	0.43%
Not Rated	5.30%
Common Stock	1.35%
Convertible Preferred Stock	0.54%
Preferred Stock	0.72%
Warrants	0.04%
Short Term Investments	2.09%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,016.70	$5.45

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

BANK LOANS
$ 59,550	Academy Ltd(a) 3.52%, 08/03/2018	$	59,662
440,000	Air Medical(b) 7.63%, 05/20/2018		431,200
134,662	Aot Bedding Tlb(a) 4.03%, 08/29/2019		134,747
218,900	Ardent Health 1Stl(a) 5.52%, 05/02/2018		219,174
	Asurion Tl(a)
200,000	9.77%, 08/07/2019		209,000
190,000	9.78%, 08/07/2019		198,550
141,383	Burlington Coat Factory Warehouse(a) 4.52%, 02/23/2017		141,383
993,000	Clear Channel Communications(a) 7.03%, 01/31/2019		903,320
154,225	Dematic(a)(b) 4.28%, 11/30/2019		154,177
222,008	Emergency Medical Serv Corp(a) 4.03%, 04/05/2018		221,254
381,483	Fts International Inc(a) 7.27%, 05/06/2016		367,041
	Golden Nugget Inc(a)
82,673	2.03%, 06/30/2014		80,152
47,058	2.03%, 06/30/2014		45,622
	Harrahs Operating Co Inc(a)
57,900	7.78%, 10/15/2016		57,418
1,212,300	5.52%, 01/28/2018		1,069,248
505,000	Heinz (Hj) Co(a) 2.78%, 03/27/2019		504,432
153,125	Infor Us Inc(a) 5.27%, 03/16/2018		153,891
55,000	Istar Financial Inc(a) 6.03%, 03/19/2017		57,567
181,300	J Crew Group(a) 3.78%, 01/26/2018		180,129
275,000	JC Penney(a) 5.27%, 05/01/2018		275,000
	Leap Wireless Intl Inc(a)
94,525	3.77%, 09/24/2019		93,757
545,000	3.52%, 02/22/2020		538,982
328,350	Lucent Technologies Inc(a) 6.53%, 12/04/2018		330,881
394,410	Motor City Tlb(a) 5.02%, 02/01/2017		392,931
445,000	Neiman Marcus Group Inc(a) 3.27%, 05/16/2018		442,914
585,000	Nuveen Investments Inc(a) 5.52%, 02/28/2019		578,419
215,000	Oxea Sarl 2nd(a) 7.52%, 06/01/2020		213,656
	Par Pharmaceutical(a)
152,683	4.02%, 08/02/2019		151,510
143,914	3.52%, 09/30/2019		142,809
190,000	Rite Aid Corp(a) 4.15%, 06/07/2021		189,050
127,531	Springleaf Finance Corp(a) 4.53%, 04/28/2017		127,571
334,162	Tervita Corp(a) 5.28%, 01/24/2018		332,432

Principal Amount		Value

Bank Loans — (continued)
$ 1,270,119	Texas Competitive Elec Hdg Co(a) 3.78%, 10/10/2017	$886,861
538,870	Travelport LLC(a) 8.28%, 01/31/2016	550,657
270,000	Tronox Inc(a) 3.77%, 02/26/2020	270,916
80,247	Univision Communications(a) 4.53%, 10/25/2017	80,327
134,662	Vantage Drilling Co(a) 4.78%, 03/28/2019	134,965

BANK LOANS — 5.04% (Cost $11,072,435)		$10,921,605

BONDS AND NOTES
Basic Materials — 5.65%
	ArcelorMittal(a)
275,000	10.35%, 06/01/2019	325,187
140,000	7.50%, 10/15/2039	133,000
475,000	Ashland Inc(c) 4.75%, 08/15/2022	470,250
30,000	Axiall Corp(c) 4.88%, 05/15/2023	28,500
	Celanese US Holdings LLC
425,000	5.88%, 06/15/2021	450,500
175,000	4.63%, 11/15/2022	171,719
355,000	Compass Minerals International Inc 8.00%, 06/01/2019	378,075
40,000	Eagle Spinco Inc(c) 4.63%, 02/15/2021	38,400
380,000	Edgen Murray Corp(c) 8.75%, 11/01/2020	378,100
100,000	Eldorado Gold Corp(c) 6.13%, 12/15/2020	96,500
530,000	Ferro Corp 7.88%, 08/15/2018	548,550
	FMG Resources August 2006 Party Ltd(c)
255,000	6.88%, 02/01/2018	251,813
640,000	8.25%, 11/01/2019	659,200
70,000	FQM Akubra Inc(c) 7.50%, 06/01/2021	67,025
180,000	Hexion US Finance Corp(c) 6.63%, 04/15/2020	179,551
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC(d)
370,000	8.88%, 02/01/2018(c)	377,400
225,000	9.00%, 11/15/2020	214,875
	Huntsman International LLC
410,000	8.63%, 03/15/2020	445,875
315,000	4.88%, 11/15/2020	311,062
375,000	8.63%, 03/15/2021	411,562
525,000	IAMGOLD Corp(c) 6.75%, 10/01/2020	443,625
270,000	Ineos Finance PLC(c) 7.50%, 05/01/2020	286,875
165,046	INEOS Group Holdings SA EUR, 7.88%, 02/15/2016	215,089
290,000	LyondellBasell Industries NV 6.00%, 11/15/2021	325,875

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Basic Materials — (continued)
$ 290,000	5.75%, 04/15/2024	$	318,903
	Momentive Performance Materials Inc
230,000	8.88%, 10/15/2020		240,350
70,000	10.00%, 10/15/2020		72,800
100,000	EUR, 9.50%, 01/15/2021		104,131
	New Gold Inc(c)
140,000	7.00%, 04/15/2020		141,400
90,000	6.25%, 11/15/2022		86,175
360,000	Nufarm Australia Ltd(c) 6.38%, 10/15/2019		359,100
35,000	Orion Engineered Carbons Bondco GmbH(c) 9.63%, 06/15/2018		37,888
275,000	Perstorp Holding AB(c) 8.75%, 05/15/2017		275,000
290,000	PolyOne Corp(c) 5.25%, 03/15/2023		285,650
220,000	PQ Corp(c) 8.75%, 05/01/2018		225,500
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc(c) 9.00%, 10/15/2017		223,300
200,000	Smurfit Kappa Acquisitions(c) 4.88%, 09/15/2018		194,000
300,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025		327,000
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019(c)		58,163
290,000	7.63%, 03/15/2020		308,850
40,000	6.38%, 08/15/2022(c)		42,200
245,000	5.25%, 04/15/2023(c)		240,100
410,000	Taminco Global Chemical Corp(c) 9.75%, 03/31/2020		456,637
600,000	TPC Group Inc(c) 8.75%, 12/15/2020		613,500
455,000	Tronox Finance LLC(c) 6.38%, 08/15/2020		428,837

			12,248,092

Communications — 14.85%
55,000	Affinion Group Holdings Inc 11.63%, 11/15/2015		27,500
	Affinion Group Inc(d)
220,000	11.50%, 10/15/2015		169,400
370,000	7.88%, 12/15/2018		279,350
	Avaya Inc(c)
725,000	7.00%, 04/01/2019		654,312
230,000	10.50%, 03/01/2021		174,225
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017		317,800
80,000	7.75%, 04/15/2018		86,000
45,000	8.00%, 04/15/2020		49,050
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020		146,813
230,000	6.50%, 04/30/2021		239,775
70,000	6.63%, 01/31/2022		72,975

Principal Amount			Value

Communications — (continued)
$ 1,020,000	5.25%, 09/30/2022	$	969,000
115,000	5.13%, 02/15/2023		107,813
80,000	CenturyLink Inc 5.63%, 04/01/2020		80,800
	Cincinnati Bell Inc
185,000	8.25%, 10/15/2017		192,862
35,000	8.75%, 03/15/2018(d)		35,044
65,000	8.38%, 10/15/2020		66,788
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019(c)		606,250
110,000	9.00%, 03/01/2021		104,500
	Clear Channel Worldwide Holdings Inc
770,000	7.63%, 03/15/2020		796,950
280,000	6.50%, 11/15/2022(c)		288,400
	Clearwire Communications LLC / Clearwire Finance Inc(c)
270,000	12.00%, 12/01/2015		286,876
100,000	12.00%, 12/01/2017		115,750
190,000	Cricket Communications Inc 7.75%, 10/15/2020		182,400
265,000	Crown Castle International Corp 5.25%, 01/15/2023		254,400
520,000	CSC Holdings LLC 6.75%, 11/15/2021		560,300
470,000	Cumulus Media Holdings Inc(d) 7.75%, 05/01/2019		459,425
150,000	CyrusOne LP / CyrusOne Finance Corp(c) 6.38%, 11/15/2022		153,750
	Digicel Group Ltd(c)
100,000	10.50%, 04/15/2018		106,000
720,000	8.25%, 09/30/2020		745,200
155,000	Digicel Ltd(c) 8.25%, 09/01/2017		161,200
	DISH DBS Corp
420,000	7.88%, 09/01/2019		470,400
390,000	6.75%, 06/01/2021		414,375
220,000	Entercom Radio LLC 10.50%, 12/01/2019		246,950
135,000	Equinix Inc 7.00%, 07/15/2021		146,475
	Frontier Communications Corp
500,000	8.50%, 04/15/2020		551,250
280,000	9.25%, 07/01/2021		319,900
105,000	7.63%, 04/15/2024		105,263
385,000	Gray Television Inc 7.50%, 10/01/2020		392,700
375,000	Griffey Intermediate Inc / Griffey Finance Sub LLC(c) 7.00%, 10/15/2020		361,875
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019		477,000
425,000	7.63%, 06/15/2021		451,562
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021		372,750
315,000	6.63%, 12/15/2022(c)		305,550
	Intelsat Luxembourg SA(c)
1,110,000	7.75%, 06/01/2021		1,121,100
885,000	8.13%, 06/01/2023		913,762

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 270,000	Lamar Media Corp 5.88%, 02/01/2022	$277,425
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019	145,800
40,000	8.13%, 07/01/2019	42,000
420,000	7.00%, 06/01/2020	418,950
450,000	8.63%, 07/15/2020	479,250
110,000	LIN Television Corp 6.38%, 01/15/2021	111,238
200,000	Lynx I Corp(c) 5.38%, 04/15/2021	201,000
200,000	Lynx II Corp(c) 6.38%, 04/15/2023	201,500
	Mediacom LLC / Mediacom Capital Corp
60,000	9.13%, 08/15/2019	64,500
540,000	7.25%, 02/15/2022	568,350
	MetroPCS Wireless Inc
370,000	7.88%, 09/01/2018(d)	394,050
415,000	6.25%, 04/01/2021(c)	422,262
555,000	6.63%, 04/01/2023(c)	564,712
465,000	Nexstar Broadcasting Inc(c) 6.88%, 11/15/2020	478,950
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc 8.88%, 04/15/2017	144,450
	Nielsen Finance LLC / Nielsen Finance Co
45,000	7.75%, 10/15/2018	48,375
535,000	4.50%, 10/01/2020(c)	513,600
	NII Capital Corp
25,000	10.00%, 08/15/2016(d)	24,250
160,000	8.88%, 12/15/2019	135,200
528,000	7.63%, 04/01/2021	410,520
	NII International Telecom SCA(c)
330,000	7.88%, 08/15/2019	312,675
110,000	11.38%, 08/15/2019	117,700
455,000	PAETEC Holding Corp 9.88%, 12/01/2018	502,775
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	142,436
355,000	5.75%, 01/15/2023	346,125
380,000	Qwest Corp 6.75%, 12/01/2021	423,027
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019	164,540
70,000	5.75%, 07/15/2020(c)	70,175
	Sinclair Television Group Inc
395,000	5.38%, 04/01/2021	379,200
115,000	6.13%, 10/01/2022	115,000
605,000	Softbank Corp(c) 4.50%, 04/15/2020	583,069
535,000	Sprint Capital Corp 6.88%, 11/15/2028	513,600
	Sprint Nextel Corp
715,000	6.00%, 12/01/2016	754,325
200,000	9.13%, 03/01/2017	230,000
420,000	8.38%, 08/15/2017	471,450
475,000	9.00%, 11/15/2018(c)	555,750
750,000	7.00%, 08/15/2020	787,500

Principal Amount			Value

Communications — (continued)
$ 335,000	Syniverse Holdings Inc 9.13%, 01/15/2019	$	357,612
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(c) 7.50%, 03/15/2019		157,875
	Univision Communications Inc(c)
380,000	7.88%, 11/01/2020		411,350
510,000	8.50%, 05/15/2021		541,875
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021		133,189
535,000	5.00%, 07/15/2022		521,625
	West Corp
220,000	8.63%, 10/01/2018		235,125
115,000	7.88%, 01/15/2019		119,600
865,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019		919,062
290,000	Wind Acquisition Finance SA(c) 7.25%, 02/15/2018		292,175
371,274	Wind Acquisition Holdings Finance SA(c) 12.25%, 07/15/2017		374,059
	Windstream Corp
285,000	7.88%, 11/01/2017		312,787
35,000	8.13%, 09/01/2018		37,275
210,000	7.75%, 10/01/2021		217,350
170,000	6.38%, 08/01/2023		158,950
155,000	XM Satellite Radio Inc(c) 7.63%, 11/01/2018		168,950

			32,216,408

Consumer, Cyclical — 15.04%
25,000	Academy Ltd / Academy Finance Corp(c) 9.25%, 08/01/2019		27,688
320,000	AMC Entertainment Inc 9.75%, 12/01/2020		362,400
930,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019		1,023,000
500,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp 11.00%, 06/15/2014		498,750
	AutoNation Inc
45,000	6.75%, 04/15/2018		50,175
70,000	5.50%, 02/01/2020		72,800
	Beazer Homes USA Inc
205,000	8.13%, 06/15/2016		223,962
80,000	6.63%, 04/15/2018		84,900
15,000	9.13%, 06/15/2018		15,600
170,000	7.25%, 02/02/2023(c)		171,700
	Bon-Ton Department Stores Inc
201,000	10.63%, 07/15/2017		201,000
250,000	8.00%, 06/15/2021(c)		254,062
300,000	Boyd Gaming Corp(d) 9.13%, 12/01/2018		312,750
445,000	Brookfield Residential Properties Inc(c) 6.50%, 12/15/2020		448,337

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 215,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(b)(c) 6.13%, 07/01/2022	$	210,969
175,000	Burger King Corp(d) 9.88%, 10/15/2018		195,125
255,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019		281,775
125,000	Burlington Holdings LLC / Burlington Holding Finance Inc(c) 9.00%, 02/15/2018		128,125
	Caesars Entertainment Operating Co Inc
160,000	11.25%, 06/01/2017		166,600
35,000	10.00%, 12/15/2018		21,000
1,100,000	Caesars Operating Escrow LLC / Caesars Escrow Corp(c) 9.00%, 02/15/2020		1,050,500
125,000	Carmike Cinemas Inc 7.38%, 05/15/2019		134,375
315,000	Carrols Restaurant Group Inc 11.25%, 05/15/2018		354,375
170,000	CCM Merger Inc(c) 9.13%, 05/01/2019		177,650
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
95,000	9.13%, 08/01/2018		103,550
200,000	5.25%, 03/15/2021(c)		192,000
100,000	Choice Hotels International Inc 5.75%, 07/01/2022		106,000
405,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021		447,019
	Cinemark USA Inc
265,000	7.38%, 06/15/2021		287,525
160,000	5.13%, 12/15/2022		154,400
55,000	4.88%, 06/01/2023(c)		52,800
	CityCenter Holdings LLC / CityCenter Finance Corp
225,000	7.63%, 01/15/2016		237,375
472,822	10.75%, 01/15/2017(d)		510,648
	Claire’s Stores Inc
420,000	8.88%, 03/15/2019		441,000
485,000	9.00%, 03/15/2019(c)		533,500
100,000	6.13%, 03/15/2020(c)		98,250
600,000	CST Brands Inc(c) 5.00%, 05/01/2023		585,000
340,000	Dave & Buster’s Inc 11.00%, 06/01/2018		376,550
295,000	Delphi Corp 5.00%, 02/15/2023		303,112
685,000	DineEquity Inc 9.50%, 10/30/2018		760,350
385,000	Exide Technologies(d) 8.63%, 02/01/2018		234,850
	Felcor Lodging LP
122,000	10.00%, 10/01/2014		131,760
80,000	5.63%, 03/01/2023		77,800

Principal Amount			Value

Consumer, Cyclical — (continued)
	Ferrellgas LP / Ferrellgas Finance Corp
$ 160,000	9.13%, 10/01/2017	$	167,200
115,000	6.50%, 05/01/2021		115,288
185,000	Fontainebleau Las Vegas Holdings LLC(c)(e)(f) 10.25%, 06/15/2015		116
	General Motors Corp(g)
120,000	22.08%, 07/15/2023		1,800
145,000	46.49%, 07/15/2023		2,175
240,000	Gestamp Funding Luxembourg SA(c) 5.63%, 05/31/2020		228,000
345,000	Great Canadian Gaming Corp(c) CAD, 6.63%, 07/25/2022		338,702
	Hanesbrands Inc
96,000	8.00%, 12/15/2016		102,000
85,000	6.38%, 12/15/2020		90,631
	HD Supply Inc
400,000	7.50%, 07/15/2020(c)		405,000
435,000	11.50%, 07/15/2020		504,600
185,000	10.50%, 01/15/2021		191,475
	Isle of Capri Casinos Inc
285,000	7.75%, 03/15/2019		299,962
210,000	5.88%, 03/15/2021		200,550
130,000	Jo-Ann Stores Holdings Inc(c) 9.75%, 10/15/2019		133,575
465,000	Jo-Ann Stores Inc(c) 8.13%, 03/15/2019		474,300
	K Hovnanian Enterprises Inc(c)
160,000	7.25%, 10/15/2020		172,400
70,000	9.13%, 11/15/2020		76,650
	L Brands Inc
340,000	6.63%, 04/01/2021		369,325
200,000	5.63%, 02/15/2022		203,000
175,000	Landry’s Holdings II Inc(c) 10.25%, 01/01/2018		181,125
555,000	Landry’s Inc(c) 9.38%, 05/01/2020		585,525
110,000	Lennar Corp(c) 5.00%, 11/15/2022		104,500
598,000	Libbey Glass Inc 6.88%, 05/15/2020		625,657
455,000	M/I Homes Inc 8.63%, 11/15/2018		493,675
	MGM Resorts International
130,000	6.88%, 04/01/2016		139,100
590,000	7.63%, 01/15/2017		644,575
135,000	8.63%, 02/01/2019		152,550
320,000	6.75%, 10/01/2020		331,200
65,000	6.63%, 12/15/2021		67,031
135,000	7.75%, 03/15/2022		146,644
173,000	Michaels Stores Inc 11.38%, 11/01/2016		180,354
835,813	MTR Gaming Group Inc 11.50%, 08/01/2019		873,425
553,000	Navistar International Corp(d) 8.25%, 11/01/2021		543,322
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028		455,000

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 540,000	New Academy Finance Co LLC / New Academy Finance Corp(c) 8.00%, 06/15/2018	$	553,500
210,000	Penske Automotive Group Inc 5.75%, 10/01/2022		214,200
65,000	Petco Animal Supplies Inc(c) 9.25%, 12/01/2018		70,038
235,000	Petco Holdings Inc(c) 8.50%, 10/15/2017		239,700
720,000	Pittsburgh Glass Works LLC(c) 8.50%, 04/15/2016		712,800
330,000	Pulte Group Inc 6.00%, 02/15/2035		303,600
	PulteGroup Inc
300,000	7.63%, 10/15/2017		336,750
190,000	7.88%, 06/15/2032		209,000
	Regal Entertainment Group
218,000	9.13%, 08/15/2018		239,800
160,000	5.75%, 06/15/2023		154,800
145,000	5.75%, 02/01/2025		137,750
	Rite Aid Corp
60,000	10.25%, 10/15/2019		67,500
675,000	9.25%, 03/15/2020		745,031
155,000	8.00%, 08/15/2020		171,663
340,000	RSI Home Products Inc(c) 6.88%, 03/01/2018		347,650
325,000	Sabre Holdings Corp 8.35%, 03/15/2016		347,750
830,000	Sabre Inc(c) 8.50%, 05/15/2019		883,950
	Schaeffler Finance BV
570,000	8.50%, 02/15/2019(c)		635,550
100,000	EUR, 8.75%, 02/15/2019		143,207
235,000	4.75%, 05/15/2021(c)		223,250
515,000	Six Flags Entertainment Corp(c) 5.25%, 01/15/2021		496,975
167,000	Suburban Propane Partners LP/Suburban Energy Finance Corp 7.38%, 08/01/2021		173,680
80,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 6.38%, 06/01/2021		77,400
	Taylor Morrison Communities Inc / Monarch Communities Inc(c)
436,000	7.75%, 04/15/2020		469,790
145,000	5.25%, 04/15/2021		137,750
85,000	Tempur Sealy International Inc(c) 6.88%, 12/15/2020		89,675
	Tenneco Inc
145,000	7.75%, 08/15/2018		155,150
295,000	6.88%, 12/15/2020		315,650
155,000	Toys R Us Property Co II LLC 8.50%, 12/01/2017		161,006
	Travelport LLC
210,000	11.88%, 09/01/2016		195,300
520,013	8.38%, 12/01/2016		516,113

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 316,125	Travelport LLC / Travelport Holdings Inc(c) 13.88%, 03/01/2016	$323,238
	TRW Automotive Inc(c)
265,000	7.25%, 03/15/2017	300,112
100,000	4.50%, 03/01/2021	99,750
639,000	Yonkers Racing Corp(c) 11.38%, 07/15/2016	674,944

		32,625,561

Consumer, Non-cyclical — 13.37%
205,000	Acadia Healthcare Co Inc(b)(c) 6.13%, 03/15/2021	205,000
110,000	ACE Cash Express Inc(c) 11.00%, 02/01/2019	105,600
445,000	Amsurg Corp 5.63%, 11/30/2020	445,000
290,000	Ashtead Capital Inc(c) 6.50%, 07/15/2022	302,325
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
125,000	8.25%, 01/15/2019	135,938
65,000	9.75%, 03/15/2020	74,750
155,000	5.50%, 04/01/2023(c)	149,575
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp 7.75%, 02/15/2019	229,513
220,000	B&G Foods Inc 4.63%, 06/01/2021	210,100
300,000	Biomet Inc 6.50%, 08/01/2020	309,188
255,000	Capella Healthcare Inc 9.25%, 07/01/2017	270,300
320,000	Capsugel FinanceCo SCA(c) EUR, 9.88%, 08/01/2019	460,677
170,000	Cenveo Corp 8.88%, 02/01/2018	164,050
	Ceridian Corp
410,000	11.25%, 11/15/2015	415,637
76,050	12.25%, 11/15/2015	77,001
215,000	8.88%, 07/15/2019(c)	238,919
575,000	11.00%, 03/15/2021(c)	635,375
	CHS/Community Health Systems Inc
775,000	5.13%, 08/15/2018	786,625
115,000	8.00%, 11/15/2019	122,331
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	117,975
105,000	4.25%, 05/01/2023	99,094
1,000,000	ConvaTec Healthcare E SA(c) 10.50%, 12/15/2018	1,092,500
	Dean Foods Co
130,000	7.00%, 06/01/2016	141,375
260,000	9.75%, 12/15/2018	293,800
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021	139,100
125,000	Endo Health Solutions Inc 7.00%, 07/15/2019	126,250

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 330,000	Envision Healthcare Corp 8.13%, 06/01/2019	$	350,625
455,000	Envision Healthcare Holdings Inc(c) 9.25%, 10/01/2017		460,687
260,000	ESAL GmbH(c) 6.25%, 02/05/2023		237,380
185,000	Fresenius Medical Care US Finance II Inc(c) 5.63%, 07/31/2019		192,400
905,000	Hawk Acquisition Sub Inc(c) 4.25%, 10/15/2020		865,406
	HCA Inc
220,000	8.50%, 04/15/2019		236,088
1,685,000	6.50%, 02/15/2020		1,822,959
100,000	7.88%, 02/15/2020		107,688
55,000	7.50%, 02/15/2022		60,913
415,000	Health Net Inc 6.38%, 06/01/2017		431,081
	Hertz Corp
165,000	7.50%, 10/15/2018		176,963
425,000	5.88%, 10/15/2020		437,750
155,000	6.25%, 10/15/2022		161,781
110,000	Hertz Holdings Netherlands BV(c) EUR, 8.50%, 07/31/2015		149,266
350,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019		353,281
740,000	Igloo Holdings Corp(c) 8.25%, 12/15/2017		745,550
195,000	Interactive Data Corp 10.25%, 08/01/2018		215,475
30,000	Iron Mountain Inc 8.00%, 06/15/2020		31,206
135,000	Jaguar Holding Co I(c) 9.38%, 10/15/2017		141,075
630,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(c) 9.50%, 12/01/2019		696,150
	JBS USA LLC / JBS USA Finance Inc
50,000	11.63%, 05/01/2014		52,750
770,000	7.25%, 06/01/2021(c)		770,000
	Kinetic Concepts Inc / KCI USA Inc(b)
840,000	10.50%, 11/01/2018		903,000
170,000	12.50%, 11/01/2019(d)		175,100
420,000	Lender Processing Services Inc 5.75%, 04/15/2023		446,250
100,000	Michael Foods Group Inc 9.75%, 07/15/2018		109,500
380,000	MultiPlan Inc(c) 9.88%, 09/01/2018		413,250
430,000	Novelis Inc 8.75%, 12/15/2020		461,175
	PHH Corp
120,000	9.25%, 03/01/2016		133,500
270,000	7.38%, 09/01/2019		286,200
115,000	Post Holdings Inc 7.38%, 02/15/2022		123,050

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 185,000	Prestige Brands Inc 8.25%, 04/01/2018	$	197,025
455,000	Rent-A-Center Inc(c) 4.75%, 05/01/2021		431,112
465,000	Revlon Consumer Products Corp(c) 5.75%, 02/15/2021		453,375
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
350,000	7.88%, 08/15/2019		381,500
835,000	9.88%, 08/15/2019		893,450
145,000	5.75%, 10/15/2020		146,088
190,000	Rural/Metro Corp(c) 10.13%, 07/15/2019		161,500
	Service Corp International
50,000	7.00%, 05/15/2019		52,875
160,000	5.38%, 01/15/2022(c)		159,600
290,000	7.50%, 04/01/2027		316,825
750,000	Sky Growth Acquisition Corp(c) 7.38%, 10/15/2020		768,750
195,000	Smithfield Foods Inc 6.63%, 08/15/2022		209,625
	Spectrum Brands Escrow Corp(c)
20,000	6.38%, 11/15/2020		20,950
15,000	6.63%, 11/15/2022		15,713
	Spectrum Brands Inc
325,000	9.50%, 06/15/2018		355,875
447,000	6.75%, 03/15/2020		471,026
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019		159,000
	Surgical Care Affiliates Inc(c)
218,100	8.88%, 07/15/2015		218,100
170,000	10.00%, 07/15/2017		175,100
155,000	Teleflex Inc 6.88%, 06/01/2019		163,525
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018		278,913
325,000	4.50%, 04/01/2021(c)		303,062
335,000	4.38%, 10/01/2021(c)		307,362
	United Rentals North America Inc
285,000	9.25%, 12/15/2019		314,212
505,000	7.63%, 04/15/2022		546,662
170,000	United Surgical Partners International Inc 9.00%, 04/01/2020		183,600
	Valeant Pharmaceuticals International(c)
330,000	6.50%, 07/15/2016		339,900
20,000	6.75%, 10/01/2017		20,700
300,000	6.88%, 12/01/2018		307,500
20,000	7.00%, 10/01/2020		20,400
620,000	6.38%, 10/15/2020		613,025
410,000	VPII Escrow Corp(b)(c) 6.75%, 08/15/2018		420,250
195,000	Wells Enterprises Inc(c) 6.75%, 02/01/2020		204,263

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 285,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	$292,837

		28,999,197

Energy — 12.56%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	233,450
100,000	6.13%, 07/15/2022	101,250
950,000	4.88%, 05/15/2023	881,125
	Alpha Natural Resources Inc
135,000	6.00%, 06/01/2019(d)	109,350
120,000	6.25%, 06/01/2021	95,400
645,000	Athlon Holdings LP / Athlon Finance Corp(c) 7.38%, 04/15/2021	636,937
95,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp(c) 6.63%, 10/01/2020	95,238
115,000	Atwood Oceanics Inc 6.50%, 02/01/2020	119,313
190,000	Aurora USA Oil & Gas Inc(c) 9.88%, 02/15/2017	197,600
385,000	Basic Energy Services Inc 7.75%, 02/15/2019	380,187
550,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018	588,500
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020	549,450
385,000	8.25%, 09/01/2021	405,212
	Chesapeake Energy Corp
490,000	9.50%, 02/15/2015	541,450
55,000	EUR, 6.25%, 01/15/2017	74,633
100,000	6.13%, 02/15/2021	105,000
100,000	5.75%, 03/15/2023	101,250
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc(a)(c) 6.63%, 11/15/2019	222,750
90,000	Comstock Resources Inc 8.38%, 10/15/2017	93,600
	Concho Resources Inc
215,000	6.50%, 01/15/2022	227,362
280,000	5.50%, 10/01/2022	277,200
450,000	5.50%, 04/01/2023	443,250
205,000	Connacher Oil & Gas Ltd(c) 8.50%, 08/01/2019	116,850
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017	431,525
530,000	8.25%, 04/01/2020	555,175
	Continental Resources Inc
445,000	5.00%, 09/15/2022	452,787
155,000	4.50%, 04/15/2023(c)	150,738
	Crosstex Energy LP / Crosstex Energy Finance Corp
430,000	8.88%, 02/15/2018	455,800
85,000	7.13%, 06/01/2022(d)	85,850

Principal Amount			Value

Energy — (continued)
$ 315,000	CrownRock LP / CrownRock Finance Inc(c) 7.13%, 04/15/2021	$	308,700
	Denbury Resources Inc
195,000	8.25%, 02/15/2020		210,600
90,000	6.38%, 08/15/2021		94,500
330,000	Ed Smith Inc(e)(f)(g) 0.00%, 06/01/2019		413
	El Paso LLC
195,000	7.00%, 06/15/2017		211,996
100,000	7.80%, 08/01/2031		105,618
360,000	7.75%, 01/15/2032		382,474
645,000	Energy Transfer Equity LP 7.50%, 10/15/2020		704,662
550,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020		621,500
	EP Energy LLC / Everest Acquisition Finance Inc
95,000	6.88%, 05/01/2019		101,650
70,000	7.75%, 09/01/2022		74,900
391,085	EPE Holdings LLC / EP Energy Bond Co Inc(c) 8.13%, 12/15/2017		398,907
460,000	EXCO Resources Inc 7.50%, 09/15/2018		430,100
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019		142,825
563,000	FTS International Services LLC / FTS International Bonds Inc(a)(c) 8.13%, 11/15/2018		584,112
435,000	Goodrich Petroleum Corp(d) 8.88%, 03/15/2019		428,475
260,000	Gulfport Energy Corp(c) 7.75%, 11/01/2020		263,250
1,035,000	Halcon Resources Corp 8.88%, 05/15/2021		1,003,950
	Hercules Offshore Inc(c)
120,000	7.13%, 04/01/2017		127,500
265,000	10.50%, 10/15/2017		282,887
145,000	8.75%, 07/15/2021(b)		145,000
160,000	Hiland Partners LP / Hiland Partners Finance Corp(c) 7.25%, 10/01/2020		164,800
275,000	Key Energy Services Inc 6.75%, 03/01/2021		264,000
715,000	Kodiak Oil & Gas Corp 8.13%, 12/01/2019		775,775
	Laredo Petroleum Inc
505,000	9.50%, 02/15/2019		555,500
85,000	7.38%, 05/01/2022		89,250
755,000	Lightstream Resources Ltd(c) 8.63%, 02/01/2020		717,250
540,000	Linn Energy LLC / Linn Energy Finance Corp(c) 6.25%, 11/01/2019		514,350
190,000	Lone Pine Resources Canada Ltd 10.38%, 02/15/2017		136,800
300,000	MEG Energy Corp(c) 6.50%, 03/15/2021		297,375

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$ 135,000	6.38%, 01/30/2023	$	130,950
215,000	Milagro Oil & Gas Inc 10.50%, 05/15/2016		155,875
	Newfield Exploration Co
165,000	6.88%, 02/01/2020		169,950
410,000	5.75%, 01/30/2022		405,900
200,000	5.63%, 07/01/2024		194,000
590,000	Northern Oil & Gas Inc 8.00%, 06/01/2020		595,900
145,000	Oasis Petroleum Inc 6.88%, 01/15/2023		149,350
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019(d)		542,100
310,000	7.13%, 04/01/2023(c)		304,575
	Peabody Energy Corp
60,000	7.38%, 11/01/2016		66,600
110,000	6.00%, 11/15/2018		110,275
105,000	6.50%, 09/15/2020		105,263
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020		127,103
340,000	6.75%, 02/01/2022		360,324
	Range Resources Corp
45,000	6.75%, 08/01/2020		48,263
95,000	5.00%, 08/15/2022		92,863
	Regency Energy Partners LP / Regency Energy Finance Corp
395,000	5.50%, 04/15/2023		389,075
340,000	4.50%, 11/01/2023(c)		307,700
	Rosetta Resources Inc
250,000	9.50%, 04/15/2018		270,000
125,000	5.63%, 05/01/2021		122,031
945,000	Samson Investment Co(c) 10.00%, 02/15/2020		995,794
295,000	SandRidge Energy Inc 7.50%, 03/15/2021		281,725
140,000	Seven Generations Energy Ltd(c) 8.25%, 05/15/2020		139,300
265,000	Shelf Drilling Holdings Ltd(b)(c) 8.63%, 11/01/2018		275,600
	SM Energy Co
185,000	6.63%, 02/15/2019		193,787
95,000	6.50%, 11/15/2021		99,750
45,000	6.50%, 01/01/2023		47,250
45,000	Trinidad Drilling Ltd(c) 7.88%, 01/15/2019		47,250
450,000	Unit Corp 6.63%, 05/15/2021		459,000
95,000	Whiting Petroleum Corp 7.00%, 02/01/2014		97,138
104,000	Williams Cos Inc 7.75%, 06/15/2031		121,467
	WPX Energy Inc
380,000	5.25%, 01/15/2017		389,500
575,000	6.00%, 01/15/2022		580,750

			27,243,759

Principal Amount			Value

Financial — 8.42%
$ 305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(c) 7.88%, 12/15/2020	$	306,525
	Air Lease Corp
260,000	6.13%, 04/01/2017(a)		269,100
175,000	4.75%, 03/01/2020		168,875
	Ally Financial Inc
95,000	6.25%, 12/01/2017		101,628
190,000	8.00%, 12/31/2018		215,175
70,000	8.00%, 03/15/2020		81,288
220,000	7.50%, 09/15/2020		253,550
195,000	American International Group Inc(a) 8.18%, 05/15/2058		237,900
160,000	BBVA International Preferred SAU(a)(h) 5.92%, Perpetual		143,200
	CBRE Services Inc
170,000	6.63%, 10/15/2020		179,350
165,000	5.00%, 03/15/2023		156,338
	CIT Group Inc
215,000	5.25%, 03/15/2018		220,912
230,000	6.63%, 04/01/2018(c)		248,400
510,000	5.50%, 02/15/2019(c)		526,575
175,000	5.38%, 05/15/2020		179,156
435,000	5.00%, 08/15/2022		431,737
90,000	Citigroup Inc(a) EUR, 4.75%, 02/10/2019		114,453
200,000	CNG Holdings Inc(c) 9.38%, 05/15/2020		192,000
150,000	CNO Financial Group Inc(c) 6.38%, 10/01/2020		159,375
240,000	Community Choice Financial Inc 10.75%, 05/01/2019		229,800
	Corrections Corp of America(c)
85,000	4.13%, 04/01/2020		83,088
105,000	4.63%, 05/01/2023		102,900
680,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031		682,550
565,000	E*TRADE Financial Corp 6.38%, 11/15/2019		573,475
	Ford Motor Credit Co LLC
170,000	5.00%, 05/15/2018		181,292
275,000	5.75%, 02/01/2021		297,805
150,000	General Motors Financial Co Inc(c) 4.25%, 05/15/2023		139,688
235,000	HBOS Capital Funding LP(a)(c)(h) 6.07%, Perpetual		204,450
	HBOS PLC(c)
130,000	6.75%, 05/21/2018		137,649
85,000	6.00%, 11/01/2033		78,418
470,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 8.00%, 01/15/2018		493,500
	International Lease Finance Corp
95,000	4.88%, 04/01/2015		96,544
65,000	6.25%, 05/15/2019		66,788
140,000	4.63%, 04/15/2021		128,800
565,000	5.88%, 08/15/2022		560,056
190,000	iStar Financial Inc 9.00%, 06/01/2017		211,850

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$ 185,000	7.13%, 02/15/2018	$	191,937
300,000	4.88%, 07/01/2018		282,000
385,000	LBG Capital No.1 PLC(a)(b)(c)(h) 8.00%, Perpetual		390,747
	Liberty Mutual Group Inc(c)
35,000	7.00%, 03/15/2037(a)		35,350
75,000	7.80%, 03/15/2037		87,938
255,000	Lloyds TSB Bank PLC(a)(h) GBP, 13.00%, Perpetual		560,435
305,000	Mattamy Group Corp(b)(c) 6.50%, 11/15/2020		298,900
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		90,100
135,000	6.38%, 02/15/2022		141,750
190,000	National Money Mart Co 10.38%, 12/15/2016		201,400
	Nationstar Mortgage LLC / Nationstar Capital Corp
100,000	9.63%, 05/01/2019		112,000
485,000	7.88%, 10/01/2020		514,100
170,000	6.50%, 07/01/2021		163,200
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(c)
105,000	5.63%, 03/15/2020		108,675
255,000	5.88%, 03/15/2022		260,100
	Nuveen Investments Inc(c)
440,000	9.13%, 10/15/2017		441,100
285,000	9.50%, 10/15/2020		283,575
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022		127,800
380,000	Onex USI Acquisition Corp(c) 7.75%, 01/15/2021		374,300
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.13%, 02/15/2019		287,300
425,000	6.75%, 06/15/2021		423,937
	Realogy Group LLC(c)
400,000	7.88%, 02/15/2019		422,000
110,000	7.63%, 01/15/2020		119,075
50,000	9.00%, 01/15/2020		55,750
191,441	Residential Capital LLC(f)(i) 9.63%, 05/15/2015		217,286
179,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(c) 9.50%, 06/15/2019		193,320
365,000	ROC Finance LLC / ROC Finance 1 Corp(c) 12.13%, 09/01/2018		415,187
	Royal Bank of Scotland Group PLC(a)
615,000	7.65%, Perpetual(h)		562,725
400,000	7.64%, 03/31/2049(d)		358,000
545,000	SLM Corp 8.45%, 06/15/2018		604,950
	Springleaf Finance Corp
1,030,000	6.90%, 12/15/2017		1,010,687
185,000	6.00%, 06/01/2020(c)		165,575

Principal Amount		Value

Financial — (continued)
$ 255,000	Weyerhaeuser Co 7.13%, 07/15/2023	$303,151

		18,258,540

Industrial — 9.27%
790,000	ADS Waste Holdings Inc(c) 8.25%, 10/01/2020	805,800
795,000	Aguila 3 SA(c) 7.88%, 01/31/2018	818,850
110,000	Ainsworth Lumber Co Ltd(c) 7.50%, 12/15/2017	116,600
346,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018	372,815
117,631	ARD Finance SA EUR, 11.13%, 06/01/2018	162,300
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017	272,694
305,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc(c) 7.00%, 11/15/2020	293,944
730,000	Atkore International Inc 9.88%, 01/01/2018	773,800
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020	54,000
80,000	5.25%, 04/01/2022	79,600
75,000	Ball Corp 4.00%, 11/15/2023	69,375
	Berry Plastics Corp
165,000	9.50%, 05/15/2018	179,438
490,000	9.75%, 01/15/2021	553,700
435,000	BOE Merger Corp(c) 9.50%, 11/01/2017	443,700
310,000	Boise Cascade Co 6.38%, 11/01/2020	313,875
	Bombardier Inc(c)
105,000	7.75%, 03/15/2020	116,550
310,000	6.13%, 01/15/2023	307,675
695,000	Briggs & Stratton Corp 6.88%, 12/15/2020	764,500
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018	300,675
125,000	7.00%, 02/15/2020	133,125
135,000	7.50%, 03/15/2020	144,450
75,000	6.75%, 05/01/2021	79,688
	Cemex Finance LLC(c)
400,000	9.50%, 12/14/2016	423,000
200,000	9.38%, 10/12/2022	218,000
200,000	Cemex SAB de CV(c) 5.88%, 03/25/2019	194,000
550,000	CHC Helicopter SA 9.25%, 10/15/2020	563,750
35,000	Consolidated Container Co LLC/Consolidated Container Capital Inc(c) 10.13%, 07/15/2020	36,750
395,000	Crown Americas LLC / Crown Americas Capital Corp IV(c) 4.50%, 01/15/2023	372,288

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$ 610,000	DH Services Luxembourg Sarl(c) 7.75%, 12/15/2020	$	637,450
355,000	GrafTech International Ltd(c) 6.38%, 11/15/2020		357,663
475,000	Jeld-Wen Escrow Corp(c) 12.25%, 10/15/2017		541,500
550,000	JM Huber Corp(c) 9.88%, 11/01/2019		616,000
295,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017		315,650
610,000	Legrand France SA 8.50%, 02/15/2025		766,818
395,000	Louisiana-Pacific Corp 7.50%, 06/01/2020		430,550
245,000	Manitowoc Co Inc 5.88%, 10/15/2022		246,225
285,000	Masonite International Corp/Pre-July 2011(c) 8.25%, 04/15/2021		307,088
240,000	MasTec Inc 4.88%, 03/15/2023		228,000
6,000	Mueller Water Products Inc 8.75%, 09/01/2020		6,540
	Nortek Inc
460,000	10.00%, 12/01/2018		499,100
195,000	8.50%, 04/15/2021		208,650
72,000	Owens Corning 9.00%, 06/15/2019		88,397
380,000	Polypore International Inc(d) 7.50%, 11/15/2017		396,150
400,000	Rexel SA(c) 6.13%, 12/15/2019		408,000
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c) 10.00%, 06/01/2020		378,875
	Sealed Air Corp(c)
190,000	6.50%, 12/01/2020		200,450
230,000	5.25%, 04/01/2023		223,675
65,000	6.88%, 07/15/2033		61,750
315,000	Silver II Borrower / Silver II US Holdings LLC(c) 7.75%, 12/15/2020		316,575
580,000	Swift Services Holdings Inc 10.00%, 11/15/2018		640,900
	Terex Corp
90,000	6.50%, 04/01/2020		91,800
475,000	6.00%, 05/15/2021		473,812
	TransDigm Inc
405,000	7.75%, 12/15/2018		426,262
90,000	7.50%, 07/15/2021(c)		92,025
295,000	Triumph Group Inc(c) 4.88%, 04/01/2021		293,525
395,000	USG Corp(a) 9.75%, 01/15/2018		448,325
435,000	Victor Technologies Group Inc 9.00%, 12/15/2017		468,712
410,000	Watco Cos LLC / Watco Finance Corp(c) 6.38%, 04/01/2023		407,950

Principal Amount		Value

Industrial — (continued)
$ 570,000	Weekley Homes LLC / Weekley Finance Corp(c) 6.00%, 02/01/2023	$560,025

		20,103,384

Technology — 2.43%
285,000	Epicor Software Corp 8.63%, 05/01/2019	292,125
	First Data Corp
365,000	7.38%, 06/15/2019(c)	375,037
635,000	8.25%, 01/15/2021(c)	647,700
265,000	11.25%, 01/15/2021(c)	264,337
1,010,000	12.63%, 01/15/2021	1,068,075
305,000	11.75%, 08/15/2021(b)(c)	274,500
	Freescale Semiconductor Inc
15,000	10.13%, 03/15/2018(c)	16,238
450,000	9.25%, 04/15/2018(c)	484,875
565,000	10.75%, 08/01/2020	621,500
140,000	IMS Health Inc(c) 6.00%, 11/01/2020	142,450
	Infor US Inc
115,000	11.50%, 07/15/2018(b)	130,238
230,000	9.38%, 04/01/2019	249,262
225,000	NXP BV / NXP Funding LLC(c) 5.75%, 03/15/2023	226,688
	SunGard Data Systems Inc
185,000	6.63%, 11/01/2019(c)	185,925
270,000	7.63%, 11/15/2020	286,200

		5,265,150

Utilities — 3.10%
	AES Corp
960,000	8.00%, 10/15/2017	1,080,000
100,000	8.00%, 06/01/2020	114,000
265,000	7.38%, 07/01/2021	290,837
150,000	4.88%, 05/15/2023	139,875
	Calpine Corp(c)
236,000	7.25%, 10/15/2017	246,030
376,000	7.88%, 07/31/2020	407,960
245,000	7.50%, 02/15/2021	261,537
290,000	DPL Inc 6.50%, 10/15/2016	303,050
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(c)
469,000	10.00%, 12/01/2020	513,093
750,000	12.25%, 03/01/2022	828,750
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021	252,625
260,000	9.13%, 05/01/2031	278,200
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	27,750
240,000	9.88%, 10/15/2020	264,000
	NRG Energy Inc
580,000	7.63%, 01/15/2018	620,600
575,000	7.88%, 05/15/2021	613,812
70,000	NV Energy Inc 6.25%, 11/15/2020	82,014

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$ 13,000	PNM Resources Inc 9.25%, 05/15/2015	$14,690
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	182,963
120,000	6.50%, 11/01/2020(c)	121,200
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(c) 11.50%, 10/01/2020	74,750

		6,717,736

TOTAL BONDS AND NOTES — 84.69% (Cost $184,012,399)		$183,677,827

CONVERTIBLE BONDS
Communication — 0.14%
160,000	XM Satellite Radio Inc(c) 7.00%, 12/01/2014	304,200

Financial — 0.22%
130,000	DFC Global Corp(c) 3.25%, 04/15/2017	127,644
195,000	iStar Financial Inc 3.00%, 11/15/2016	231,319
170,000	RBS Capital Trust III(a)(h) 5.51%, Perpetual	124,100

		483,063

TOTAL CONVERTIBLE BONDS — 0.36% (Cost $681,755)		$787,263

Shares

COMMON STOCK
Basic Materials — 0.17%
8,645	Huntsman Corp	143,161
3,424	LyondellBasell Industries NV Class A	226,874

		370,035

Communications — 0.16%
5,705	DISH Network Corp	242,577
15,050	NII Holdings Inc (d)(j)	100,383

		342,960

Consumer, Cyclical — 0.09%
5,557	General Motors Co (j)	185,104
43	Harry & David Holdings Inc (j)	4,859
270	Motors Liquidation Co GUC Trust (j)	8,289

		198,252

Shares			Value

Consumer, Non-cyclical — 0.16%
6,465	Air Methods Corp	$	219,034
3,061	Quintiles Transnational Holdings Inc (j)		130,276

			349,310

Energy — 0.46%
6,800	Gulfport Energy Corp (j)		320,076
39,115	Kodiak Oil & Gas Corp (j)		347,732
2,630	Newfield Exploration Co (j)		62,831
133,563	Vantage Drilling Co (j)		272,469

			1,003,108

Financial — 0.08%
2,711	CIT Group Inc (j)		126,414
2,885	Deepocean Group (b)(j)		43,271

			169,685

Industrial — 0.14%
11,660	Manitowoc Co Inc		208,831
3,535	Terex Corp (j)		92,970

			301,801

Utilities — 0.11%
11,565	Calpine Corp (j)		245,525

TOTAL COMMON STOCK — 1.37% (Cost $2,769,134)		$	2,980,676

CONVERTIBLE PREFERRED STOCK
Financial — 0.38%
9,709	EPR Properties, 5.75%(d)		223,156
3,570	MetLife Inc, 5.00%		195,600
7,905	Weyerhaeuser Co Class A, 6.38%(j)		403,155

			821,911

Industrial — 0.10%
3,600	United Technologies Corp, 7.50%		213,696

Utilities — 0.07%
3,030	PPL Corp, 8.75%		163,953

TOTAL CONVERTIBLE PREFERRED STOCK — 0.55% (Cost $1,093,147)		$	1,199,560

PREFERRED STOCK
Consumer, Cyclical — 0.17%
4,142	General Motors Co		200,110

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
6,447	M/I Homes Inc	$	164,399

			364,509

Financial — 0.57%
469	Ally Financial Inc (b)(c)		445,770
13,425	Federal National Mortgage Association (d)(j)		61,083
16,517	GMAC Capital Trust I		430,268
250	Wells Fargo & Co		297,500

			1,234,621

TOTAL PREFERRED STOCK — 0.74% (Cost $1,712,157)		$	1,599,130

WARRANTS
Communication — 0.02%
696	Charter Communications Inc, expiring 11/30/2014 (j)		51,852

Consumer, Cyclical — 0.02%
980	General Motors Co, expiring 7/10/2016 (j)		23,520
980	General Motors Co, expiring 7/10/2019 (j)		16,023

			39,543

TOTAL WARRANTS — 0.04% (Cost $351,977)		$	91,395

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.86%
$ 10,000,000	Federal Home Loan Bank 0.02%, 07/01/2013		9,999,989
4,889,000	Federal Home Loan Mortgage Corp 0.00%, (k) 07/01/2013		4,889,000

			14,888,989

Reverse Repurchase Agreements — 2.13%
1,097,266	Reverse repurchase agreement (principal amount/value $1,097,266 with a maturity value of $1,097,324) with JP Morgan Securities, 0.15%, dated 6/28/13 to be repurchased at $1,097,324 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 1.37% - 7.90%, 5/1/15 - 1/1/47, with a value of 1,119,280. (l)		1,097,266

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 231,000	Reverse repurchase agreement (principal amount/value $231,000 with a maturity value of $231,011) with Credit Suisse Securities (USA) LLC, 0.10%, dated 6/28/13 to be repurchased at $231,011 on 7/1/13 collateralized by U.S. Treasury Securities, 0.00%, 8/15/13 - 2/15/43, with a value of 235,477. (l)	$	231,000

1,097,266	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $1,097,266 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of 50,419,300. (l)		1,097,266

1,097,266	Undivided interest of 2.26% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $1,097,266 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of 49,467,956. (l)		1,097,266

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 1,097,266	Undivided interest of 3.17% in a repurchase agreement (principal amount/value $34,694,829 with a maturity value of $34,695,176) with Citigroup Global Markets Inc, 0.12%, dated 6/28/13 to be repurchased at $1,097,266 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 6.25%, 7/3/13 - 5/15/37, with a value of 35,388,862. (l)	$	1,097,266

			4,620,064

TOTAL SHORT TERM INVESTMENTS — 8.99% (Cost $19,509,053)		$	19,509,053

TOTAL INVESTMENTS — 101.78% (Cost $221,202,057)		$	220,766,509

OTHER ASSETS & LIABILITIES, NET — (1.78)%		$	(3,871,239)

TOTAL NET ASSETS — 100.00%		$	216,895,270

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(b)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $4,385,889 and $4,503,722, respectively, representing 2.08% of net assets.
(c)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $75,117,720 and $74,983,381, respectively, representing 34.57% of net assets.
(d)	A portion or all of the security is on loan at June 28, 2013.
(e)	Security in default on interest payments during the last 12 months. At June 28, 2013, the aggregate fair value of the securities in default was $529, representing 0.00% of net assets.
(f)	Security in bankruptcy at June 28, 2013.
(g)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security in default; some interest payments received during the last 12 months. At June 28, 2013, the aggregate fair value of the securities in default was $217,286, representing 0.10% of net assets.
(j)	Non-income producing security.
(k)	The security’s yield to maturity was less than 0.01%.
(l)	Collateral received for securities on loan.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

At June 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation

HSB	USD	210,941	CAD	214,400	July 2013	$7,169
SSB	USD	338,268	CAD	345,000	July 2013	10,370
WES	USD	61,004	CAD	62,200	July 2013	1,887
CIT	USD	511,520	EUR	390,700	September 2013	2,796
DB	USD	309,113	EUR	236,000	September 2013	1,821
CS	USD	109,619	EUR	83,700	September 2013	634
BB	USD	584,388	GBP	381,100	September 2013	5,074
BA	USD	72,280	EUR	55,200	September 2013	405
BB	USD	141,095	EUR	107,700	September 2013	861
SSB	USD	48,732	EUR	37,200	September 2013	295
UBS	USD	278,095	EUR	212,400	September 2013	1,533
GS	USD	255,356	EUR	194,900	September 2013	1,580

Net Appreciation						$34,425

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $4,515,932 of securities on loan)(a)	$216,146,445
Reverse repurchase agreements, fair value(b)	4,620,064
Cash	1,349,401
Dividends and interest receivable	3,416,987
Subscriptions receivable	110,930
Receivable for investments sold	1,074,503
Unrealized appreciation on forward foreign currency contracts	34,425

Total Assets	226,752,755

LIABILITIES:
Payable to investment adviser	190,357
Payable upon return of securities loaned	4,620,064
Redemptions payable	53,926
Payable for investments purchased	4,993,138

Total Liabilities	9,857,485

NET ASSETS	$216,895,270

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,623,715
Paid-in capital in excess of par	234,065,810
Net unrealized depreciation on investments, forward foreign currency contracts and foreign currency translations	(401,112)
Undistributed net investment income	539,647
Accumulated net realized loss on investments, credit default swaps, forward foreign currency contracts and foreign currency transactions	(19,932,790)

TOTAL NET ASSETS	$216,895,270

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	26,237,151

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.27

(a) Cost of investments	$216,581,993
(b) Cost of reverse repurchase agreements	$4,620,064

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$7,419,033
Income from securities lending	28,554
Dividends	90,010
Foreign withholding tax	(462)

Total Income	7,537,135

EXPENSES:
Management fees	1,216,982

Total Expenses	1,216,982

NET INVESTMENT INCOME	6,320,153

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,288,940
Net realized gain on credit default swaps	553,911
Net realized gain on forward foreign currency contracts	33,867

Net realized gain on investments	1,876,718

Net change in unrealized depreciation on investments and foreign currency translations	(4,869,722)
Net change in unrealized depreciation on credit default swaps	(25,920)
Net change in unrealized appreciation on forward foreign currency contracts	55,623

Net change in unrealized depreciation on investments	(4,840,019)

Net Realized and Unrealized Loss on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	(2,963,301)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,356,852

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Putnam High Yield Bond Fund

OPERATIONS:
Net investment income	$6,320,153	$9,302,524
Net realized gain on investments	1,876,718	873,786
Net change in unrealized appreciation (depreciation) on investments	(4,840,019)	9,827,561

Net Increase in Net Assets Resulting from Operations	3,356,852	20,003,871

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,805,416)	(9,542,348)

Total Distributions	(5,805,416)	(9,542,348)

CAPITAL SHARE TRANSACTIONS:
Shares sold	36,875,821	93,043,496
Shares issued in reinvestment of distributions	5,805,416	9,542,348
Shares redeemed	(29,985,939)	(25,133,428)

Net Increase in Net Assets Resulting from Capital Share Transactions	12,695,298	77,452,416

Total Increase in Net Assets	10,246,734	87,913,939

NET ASSETS:
Beginning of period	206,648,536	118,734,597

End of period (a)	$216,895,270	$206,648,536

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,305,180	11,162,559
Shares issued in reinvestment of distributions	701,985	1,165,296
Shares redeemed	(3,477,306)	(3,073,368)

Net Increase	1,529,859	9,254,487

(a) Including undistributed net investment income:	$539,647	$24,910

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011		2010	2009	2008
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.36		$7.68		$8.01		$7.59	$5.55	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(a)	0.52	(a)	0.49		0.59	0.75	1.11
Net realized and unrealized gain (loss)	(0.10)		0.62		(0.32)		0.42	2.03	(4.03)

Total From Investment Operations	0.14		1.14		0.17		1.01	2.78	(2.92)

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.00)	(b)	–	–	–
From net investment income	(0.23)		(0.46)		(0.50)		(0.59)	(0.74)	(1.12)

Total Distributions	(0.23)		(0.46)		(0.50)		(0.59)	(0.74)	(1.12)

NET ASSET VALUE, END OF PERIOD	$8.27		$8.36		$7.68		$8.01	$7.59	$5.55

TOTAL RETURN(c)	1.67%	(d)	15.00%		2.24%		13.80%	51.21%	(32.37%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$216,895		$206,649		$118,735		$83,555	$78,379	$64,458
Ratio of expenses to average net assets	1.10%	(e)	1.10%		1.10%		1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	5.71%	(e)	6.32%		6.83%		7.82%	10.28%	9.59%
Portfolio turnover rate	29%	(d)	52%		67%		120%	142%	83%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

  Semi-Annual Report - June 28, 2013

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Bank Loans	$—	$10,921,605	$—	$10,921,605
Convertible Bonds	—	787,263	—	787,263
Bonds and Notes	—	183,673,439	4,388	183,677,827
Equity Investments:(a)
Convertible Preferred Stock	409,296	790,264	—	1,199,560
Domestic Common Stock	2,710,531	—	—	2,710,531
Foreign Common Stock	226,874	—	43,271	270,145
Preferred Stock	655,750	943,380	—	1,599,130
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	34,425	—	34,425
Warrants (a)	91,395	—	—	91,395
Short Term Investments (a)	—	19,509,053	—	19,509,053

Total Investments	$4,093,846	$216,659,429	$47,659	$220,800,934

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  Semi-Annual Report - June 28, 2013

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  Semi-Annual Report - June 28, 2013

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $3,203,385 on forward foreign currency contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$34,425

  Semi-Annual Report - June 28, 2013

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Credit contracts (credit default swaps)	Net realized gain on credit default swaps	$553,911	Net change in unrealized depreciation on credit default swaps	$(25,920)

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$33,867	Net change in unrealized appreciation on forward foreign currency contracts	$55,623

The Great-West Funds enter into derivative transactions with several approved counterparties. These transactions and agreements include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 28, 2013.

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Unrealized appreciation on forward foreign currency contracts	$ 34,425	$ -	$ 34,425	$ -	$ -	$ 34,425

Total Investments	$ 34,425	$ 0	$ 34,425	$ 0	$ 0	$ 34,425

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $91,681,724 and $57,487,247, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $221,364,963. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $5,934,809 and gross depreciation of securities in which there was an excess of tax cost over value of $6,533,263 resulting in net depreciation of $598,454.

  Semi-Annual Report - June 28, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $4,515,932 and received collateral of $4,620,064 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against the Bank of America/Merrill Lynch High Yield Master II Index and the performance of similar funds. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable index and peer group.

The Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund was in the second, third and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund underperformed the Bank of America/Merrill Lynch High Yield Master II Index for the one-, three- and five-year periods ended December 31, 2012. However, the Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were above the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was above the average of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), the Fund’s total annual operating expense ratio was the same as the median of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by

GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)           (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013